Income taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross deferred income tax assets:
Federal and state operating loss carryforwards	$ 4,959	$ 2,107
Acquired intangibles	3,000	2,803
Stock-based compensation	458	392
Lease liability	37	49
Capitalized R&D expenses	7,516	2,315
Other	118	34
R&D credit carryforwards	26	26
Total gross deferred income tax assets	16,114	7,726
Valuation allowance	(16,100)	(7,700)
Gross deferred tax assets, net of valuation allowance	37	50
Gross deferred tax liabilities:
ROU asset	(36)	(49)
Other	(1)	(1)
Gross deferred income tax liabilities	(37)	(50)
Deferred income tax assets, net	0	0
Domestic Tax Jurisdiction [Member]
Gross deferred income tax assets:
Valuation allowance	$ (16,077)	$ (7,676)